Shareholder Report, Holdings (Details)	May 31, 2024
C000201060 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[1]
C000201060 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000201060 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000201060 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000201060 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
C000201060 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1],[2]
C000201060 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000201060 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[1]
C000201060 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[1]
C000201060 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000201060 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000201060 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000201060 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000201060 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000201060 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000011226 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[3]
C000011226 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000011226 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000011226 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000011226 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3]
C000011226 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3],[4]
C000011226 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[3]
C000011226 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[3]
C000011226 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[3]
C000011226 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000011226 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000011226 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[3]
C000011226 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000011226 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000011226 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000011223 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[5]
C000011223 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000011223 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000011223 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000011223 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[5]
C000011223 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5],[6]
C000011223 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[5]
C000011223 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[5]
C000011223 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[5]
C000011223 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000011223 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000011223 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[5]
C000011223 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[5]
C000011223 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[5]
C000011223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000011224 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[7]
C000011224 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000011224 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000011224 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000011224 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[7]
C000011224 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7],[8]
C000011224 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000011224 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[7]
C000011224 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[7]
C000011224 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000011224 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000011224 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[7]
C000011224 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
C000011224 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[7]
C000011224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]

[1]	As a percentage of total investments excluding short-term investments.
[2]	Amount rounds to less than 0.1%.
[3]	As a percentage of total investments excluding short-term investments.
[4]	Amount rounds to less than 0.1%.
[5]	As a percentage of total investments excluding short-term investments.
[6]	Amount rounds to less than 0.1%.
[7]	As a percentage of total investments excluding short-term investments.
[8]	Amount rounds to less than 0.1%.